Details of Significant Accounts - Share-based payment, schedule of original terms and condition of incentive stock option plan (Details)	12 Months Ended
Dec. 31, 2023
2015 Incentive Stock Option Plan
Share-based payment arrangements
Maximum terms of options granted	4 years 1 month
2015 Incentive Stock Option Plan | 2 years' service
Share-based payment arrangements
Number of years of service	2 years
Vesting (in percent)	50.00%
2015 Incentive Stock Option Plan | 3 years' service
Share-based payment arrangements
Number of years of service	3 years
Vesting (in percent)	75.00%
2015 Incentive Stock Option Plan | 4 years' service
Share-based payment arrangements
Number of years of service	4 years
Vesting (in percent)	100.00%
2018 Incentive Stock Option Plan
Share-based payment arrangements
Maximum terms of options granted	5 years
2018 Incentive Stock Option Plan | 2 years' service
Share-based payment arrangements
Number of years of service	2 years
Vesting (in percent)	50.00%
2018 Incentive Stock Option Plan | 3 years' service
Share-based payment arrangements
Number of years of service	3 years
Vesting (in percent)	75.00%
2018 Incentive Stock Option Plan | 4 years' service
Share-based payment arrangements
Number of years of service	4 years
Vesting (in percent)	100.00%